Parent Company - Transactions with Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Virtu Financial, LLC and subsidiaries | VFH
Transactions with Affiliates
Dividends received	$ 165.7	$ 429.1	$ 129.0